SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 3.5%
Electronic Arts, Inc.(A)(B)	144	$14,425

Interactive Media & Services – 1.0%
Twitter, Inc.(A)	176	4,326

Total Communication Services - 4.5%		18,751

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.2%
lululemon athletica, Inc.(A)	27	5,136

Auto Parts & Equipment – 1.3%
BorgWarner, Inc.	221	5,390

Department Stores – 0.6%
Nordstrom, Inc.(C)	158	2,428

Internet & Direct Marketing Retail – 1.8%
MercadoLibre, Inc.(A)	16	7,621

Restaurants – 3.1%
Chipotle Mexican Grill, Inc., Class A(A)	20	12,780

Specialty Stores – 4.7%
Tractor Supply Co.	147	12,403
Ulta Beauty, Inc.(A)	41	7,185

		19,588

Total Consumer Discretionary - 12.7%		52,943

Consumer Staples
Packaged Foods & Meats – 1.7%
Hershey Foods Corp.	53	7,040

Total Consumer Staples - 1.7%		7,040

Energy
Oil & Gas Exploration & Production – 0.5%
Noble Energy, Inc.	323	1,953

Total Energy - 0.5%		1,953

Financials
Financial Exchanges & Data – 3.7%
Chicago Board Options Exchange, Inc.	41	3,687
MarketAxess Holdings, Inc.	35	11,792

		15,479

Regional Banks – 3.0%
First Republic Bank	89	7,318
SVB Financial Group(A)	35	5,303

		12,621

Total Financials - 6.7%		28,100

Health Care
Biotechnology – 2.7%
Genmab A.S. ADR(A)	124	2,618
Seattle Genetics, Inc.(A)	74	8,550

		11,168

Health Care Equipment – 8.8%
Abiomed, Inc.(A)	39	5,689
DexCom, Inc.(A)	44	11,831
Edwards Lifesciences Corp.(A)	47	8,782
Glaukos Corp.(A)	93	2,858
Intuitive Surgical, Inc.(A)	15	7,557

		36,717

Health Care Services – 2.8%
Laboratory Corp. of America Holdings(A)	48	6,010
Teladoc Health, Inc.(A)(C)	37	5,689

		11,699

Health Care Supplies – 0.8%
National Vision Holdings, Inc.(A)	168	3,253

Health Care Technology – 2.2%
Cerner Corp.	144	9,084

Life Sciences Tools & Services – 2.7%
10x Genomics, Inc., Class A(A)(C)	29	1,819
Agilent Technologies, Inc.	84	6,017
TECHNE Corp.	20	3,716

		11,552

Total Health Care - 20.0%		83,473

Industrials
Aerospace & Defense – 1.7%
L3Harris Technologies, Inc.	41	7,357

Building Products – 3.8%
A. O. Smith Corp.	197	7,439
Trane Technologies plc	20	1,680
Trex Co., Inc.(A)	83	6,633

		15,752

Industrial Machinery – 4.2%
IDEX Corp.	58	8,062
Ingersoll-Rand, Inc.(A)	190	4,720
Middleby Corp.(A)	84	4,795

		17,577

Research & Consulting Services – 6.3%
CoStar Group, Inc.(A)	27	15,894
TransUnion	158	10,468

		26,362

Trading Companies & Distributors – 2.5%
Fastenal Co.	332	10,370

Total Industrials - 18.5%		77,418

Information Technology
Application Software – 6.8%
DocuSign, Inc.(A)	97	8,967
Guidewire Software, Inc.(A)	99	7,874
Tyler Technologies, Inc.(A)	27	7,982
Zendesk, Inc.(A)	54	3,453

		28,276

Communications Equipment – 1.8%
Arista Networks, Inc.(A)	38	7,625

Data Processing & Outsourced Services – 1.9%
Square, Inc., Class A(A)	148	7,778

Electronic Components – 2.7%
II-VI, Inc.(A)(C)	99	2,831
Maxim Integrated Products, Inc.	178	8,639

		11,470

Electronic Equipment & Instruments – 4.1%
Coherent, Inc.(A)	41	4,311
Keysight Technologies, Inc.(A)	120	10,044
Novanta, Inc.(A)	33	2,656

		17,011

Internet Services & Infrastructure – 2.4%
Twilio, Inc., Class A(A)	70	6,276

VeriSign, Inc.(A)	20	3,600

		9,876

Semiconductor Equipment – 3.1%
Brooks Automation, Inc.	77	2,352
Teradyne, Inc.	198	10,704

		13,056

Semiconductors – 7.6%
Advanced Micro Devices, Inc.(A)	199	9,068
Microchip Technology, Inc.	104	7,042
Monolithic Power Systems, Inc.	61	10,241
Universal Display Corp.	41	5,342

		31,693

Systems Software – 0.9%
Palo Alto Networks, Inc.(A)	24	3,979

Total Information Technology - 31.3%		130,764

Materials
Fertilizers & Agricultural Chemicals – 1.5%
Scotts Miracle-Gro Co. (The)	62	6,301

Specialty Chemicals – 2.6%
Axalta Coating Systems Ltd.(A)	219	3,776
RPM International, Inc.	116	6,885

		10,661

Total Materials - 4.1%		16,962

TOTAL COMMON STOCKS – 100.0%		$417,404

(Cost: $387,349)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Align Technology, Inc.,
Call $240.00, Expires 4-17-20	121	12	2

TOTAL PURCHASED OPTIONS – 0.0%			$2

(Cost: $111)

SHORT-TERM SECURITIES	Shares
Money Market Funds(E) - 0.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.390%(D)	2,217	2,217
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.310%	232	232

		2,449

TOTAL SHORT-TERM SECURITIES – 0.6%		$2,449

(Cost: $2,449)

TOTAL INVESTMENT SECURITIES – 100.6%		$419,855

(Cost: $389,909)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%	(2,402)

NET ASSETS – 100.0%	$417,453

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $436 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(C)	All or a portion of securities with an aggregate value of $13,039 are on loan.
(D)	Investment made with cash collateral received from securities on loan.
(E)	Rate shown is the annualized 7-day yield at March 31, 2020.

The following written options were outstanding at March 31, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Align Technology, Inc.	N/A	Put	121	12	April 2020	$190.00	$104	$(253)
	N/A	Call	121	12	April 2020	280.00	30	(1)
II-VI, Inc.	Citibank N.A.	Put	433	43	April 2020	30.00	92	(126)
TECHNE Corp.	N/A	Put	67	7	April 2020	210.00	205	(141)

							$431	$(521)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$417,404	$—	$—
Purchased Options	2	—	—
Short-Term Securities	2,449	—	—

Total	$419,855	$—	$—

Liabilities
Written Options	$—	$521	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$389,909

Gross unrealized appreciation	82,156
Gross unrealized depreciation	(52,210)

Net unrealized appreciation	$29,946